Inventories (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories
Cost of goods sold, inventory	$ 16,016	$ 8,400	$ 7,051
Wrote-off (reversal) of inventory	$ 458	78	$ 277
Wrote-off inventory		$ 281